Financial income and expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial income and expenses
7. Financial income and expenses

	2022 $m	2021 $m	2020 $m
Financial income
Financial income on deposits and money market funds	17	2	2
Interest income on loans and other assets	5	6	2
	22	8	4
Financial expenses
Interest expense on external borrowings	92	109	102
Interest expense on lease liabilities	29	29	37
Capitalised interest	–	–	(1)
Unwind of discount on deferred purchase consideration	–	1	1
Foreign exchange gains	(10)	–	–
Other charges	7	8	5
	118	147	144

Analysed as:
Financial expenses before exceptional items	118	147	130
Exceptional financial expenses (note 6)	–	–	14
	118	147	144
Financial income comprises $12m (2021: $8m, 2020: $4m) relating to financial assets held at amortised cost and $10m (2021: $nil, 2020: $nil) relating to assets held at FVTPL.
Interest expense on external borrowings and unwind of discount on deferred purchase consideration relate to financial liabilities which are held at amortised cost. Other charges includes bank charges and non-bank
interest expense.
In 2022, $15m (2021: $1m, 2020: $3m) was payable to the IHG One Rewards loyalty programme relating to interest on the accumulated balance of cash received in advance of the consumption of points awarded. The expense and corresponding System Fund interest income are eliminated within financial expenses. On a net basis, financial income and expenses includes $1m (2021: $2m, 2020: $nil) of other interest which is also attributable to the System Fund.

Net interest payable as calculated for bank covenants can be found on page 201.